Accrued Expense	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expense	6. ACCRUED EXPENSE As of March 31, 2021, the Company had accrued expenses of $973,562 compared to $902,442, for the year-end December 31, 2020.	6. ACCRUED EXPENSE As of December 31, 2020, the Company had accrued expenses of $902,442 compared to $714,962 for the year ended December 31, 2019.